Completed Acquisitions Purchase Purchase Price Allocation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended																																											12 Months Ended							12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Feb. 28, 2010 Customer relationships Ahura Scientific [Member]	Feb. 28, 2010 Product technology Ahura Scientific [Member]	Feb. 28, 2010 Ahura Scientific [Member]	Feb. 28, 2010 Ahura Scientific [Member] Tradenames and other [Member]	Mar. 31, 2010 Customer relationships Finnzymes [Member]	Mar. 31, 2010 Product technology Finnzymes [Member]	Mar. 31, 2010 Finnzymes [Member]	Mar. 31, 2010 Finnzymes [Member] Tradenames and other [Member]	Jul. 31, 2010 Customer relationships Fermentas International Inc [Member]	Jul. 31, 2010 Product technology Fermentas International Inc [Member]	Jul. 31, 2010 Fermentas International Inc [Member]	Jul. 31, 2010 Fermentas International Inc [Member] Tradenames and other [Member]	Apr. 30, 2009 Customer relationships Biolab [Member]	Apr. 30, 2009 Product technology Biolab [Member]	Apr. 30, 2009 Biolab [Member]	Apr. 30, 2009 Biolab [Member] Tradenames and other [Member]	Oct. 31, 2009 Customer relationships BRAHMS [Member]	Oct. 31, 2009 Product technology BRAHMS [Member]	Oct. 31, 2009 BRAHMS [Member]	Oct. 31, 2009 BRAHMS [Member] Tradenames and other [Member]	Dec. 31, 2010 Customer relationships Other	Dec. 31, 2010 Product technology Other	Dec. 31, 2010 In-process research and development Other	Dec. 31, 2010 Other	Dec. 31, 2009 Other	Dec. 31, 2010 Other Tradenames and other [Member]	Dec. 31, 2009 Customer relationships Other Analytical Technologies [Member]	Dec. 31, 2008 Customer relationships Other Analytical Technologies [Member]	Dec. 31, 2009 Product technology Other Analytical Technologies [Member]	Dec. 31, 2008 Product technology Other Analytical Technologies [Member]	Dec. 31, 2009 Other Analytical Technologies [Member]	Dec. 31, 2008 Other Analytical Technologies [Member]	Dec. 31, 2009 Other Analytical Technologies [Member] Tradenames and other [Member]	Dec. 31, 2008 Other Analytical Technologies [Member] Tradenames and other [Member]	Dec. 31, 2009 Customer relationships Other Laboratory Products and Services [Member]	Dec. 31, 2008 Customer relationships Other Laboratory Products and Services [Member]	Dec. 31, 2008 Product technology Other Laboratory Products and Services [Member]	Dec. 31, 2009 Other Laboratory Products and Services [Member]	Dec. 31, 2008 Other Laboratory Products and Services [Member]	Dec. 31, 2008 Other Laboratory Products and Services [Member] Tradenames and other [Member]	Dec. 31, 2010 Customer relationships	Dec. 31, 2009 Customer relationships	Dec. 31, 2008 Customer relationships	Dec. 31, 2010 Product technology	Dec. 31, 2009 Product technology	Dec. 31, 2008 Product technology	Dec. 31, 2010 In-process research and development	Dec. 31, 2010 Tradenames and other [Member]	Dec. 31, 2009 Tradenames and other [Member]	Dec. 31, 2008 Tradenames and other [Member]
Allocation
Current assets	$ 77.5	$ 92.1	$ 45.5			$ 22.3				$ 6.1				$ 19.9				$ 38.2				$ 47.4					$ 29.2							$ 3.7	$ 12.7						$ 2.8	$ 32.8
Property, plant and equipment	20.4	37.0	18.7			3.3				3.4				9.6				3.3				32.9					4.1							0.7	3.4						0.1	15.3
Intangible assets:				46.1	30.4		0.4	16.1	18.6		0.1	67.9	73.5		5.3	51.4	0.9		1.3	203.8	135.2		9.4	40.1	24.7	4.4			4.4	4.2	23.2	6.9	25.7			0.2	5.1	2.5	25.3	6.3			2.9	170.2	261.9	48.5	147.2	143.0	32.0	4.4	10.2	10.9	8.0
Goodwill	313.8	269.7	100.0			109.9				24.8				119.9				62.3				183.4					59.2							19.3	54.0						4.7	46.0
Other assets	12.5	3.5	0.5			0.1				2.0				3.0								3.5					7.4								0.4							0.1
Liabilities assumed	(125.9)	(166.8)	(44.4)			(46.1)				(12.8)				(38.7)				(25.8)				(134.0)					(28.3)							(4.8)	(16.9)						(2.2)	(27.5)
Total Purchase Price	$ 630.3	$ 651.3	$ 208.8			$ 166.4				$ 58.3				$ 260.4				$ 131.6				$ 481.6					$ 145.2	$ 38.0						$ 30.2	$ 107.6						$ 7.9	$ 101.2
Acquired Finite Lived Intangible Asset Weighted Average Useful Life (Years)	9	11	8																																									10	11	8	9	9	7		10	8	8